Issuance of Common Stock, Warrants and Convertible Preferred Stock (Details Narrative) (10K) - USD ($)					1 Months Ended										2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Oct. 18, 2016	Oct. 18, 2016	Apr. 04, 2016	Mar. 31, 2017	Aug. 31, 2016	Jul. 31, 2016	Jun. 22, 2016	Jun. 03, 2016	Nov. 30, 2015	Oct. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jun. 17, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Reverse Stock Split		1-for-20 reverse stock split of the Company’s common stock effected on October 18, 2016 and the 1-for-3 reverse stock split of the Company’s common stock effected on June 15, 2017.	1-for-20 reverse stock split of the Company’s common stock effected on October 18, 2016 and the 1-for-3 reverse stock split of the Company’s common stock effected on June 15, 2017.
Value of shares issued to employees																		$ 374,687	$ 140,370
Stock based compensation expense																$ 158,658	$ 105,839	374,687	140,370
Number of units issued for service value																$ 83,800			$ 671,975
Number of shares issued	192,308							666,667								192,308
Number of shares issued, value								$ 2,000,000								$ 58,500		$ 3,016,238
Number of common stock exercises shares	192,308				192,308											192,308
Debt issuance cost								$ 23,762
Preferred stock, authorized	3,000				3,000											3,000		3,000	3,000
Number of units issued for cancellation outstanding indebtedness															50
Number of units issued for cancellation outstanding indebtedness, value															$ 50,000
Outstanding indebtedness net of issuance costs	$ 460,000				$ 460,000											$ 460,000		$ 564,142
Beneficial conversation feature																		$ 228,550
Series A Convertible Preferred Stock [Member]
Conversion of stock																		11,112
Preferred stock, authorized																		3,000
Preferred stock fixed conversion price																		$ 4.50
8% Series A Convertible Preferred Stock [Member]
Conversion of stock issued																		295,513
Conversion of stock amount issued																		$ 1,152,499
Common Stock to Employees [Member]
Number of shares issued																		266,667
Number of shares issued, value																		$ 1,040,000
Warrant [Member]
Number of shares issued								666,667										266,667
Number of common stock exercises shares	122,500				122,500											122,500		188,261
Number of common stock exercises shares, value																		$ 734,216
Conversion of stock amount issued																		1,435,639
Fair value of warrants																		$ 2,010,502
Preferred Stock [Member]
Conversion of stock issued																		672
Conversion of stock																		177,000
8% Series A Convertible Preferred Stock [Member]
Number of shares issued				1
Number of shares issued upon accrued and unpaid dividends							4,268
Number of shares issued upon accrued and unpaid dividends, value							$ 17,759
Number of units issued															972
Number of units issued, value															$ 972,000
Outstanding indebtedness net of issuance costs															$ 69,528
Preferred stock stated value															$ 1,000
Preferred stock fixed conversion price															$ 4.50
Description of participation rights															Dividends are payable quarterly in arrears at the Company’s option either in cash or “in kind” in shares of Common Stock; provided, however that dividends may only be paid in cash following the fiscal year in which the Company has net income (as shown in its audited financial statements contained in its Annual Report on Form 10-K for such year) of at least $500,000, to the extent permitted under applicable law out of funds legally available therefore. For ‘in-kind” dividends, holders will receive that number of shares of Common Stock equal to (i) the amount of the dividend payment due such stockholder divided by (ii) 90% of the average of the per share market values during the twenty (20) trading days immediately preceding a dividend date.
Description of liquidation rights															In the event of any voluntary or involuntary liquidation, dissolution or winding up, or sale of the Company, each holder of Series A Preferred shall be entitled to receive its pro rata portion of an aggregate payment equal to: (i) $1,000 multiplied by (ii) the total number of shares of Series A Preferred Stock issued under the Series A Certificate of Designation multiplied by (iii) 2.5.
8% Series A Convertible Preferred Stock [Member] | Cash Purchase [Member]
Number of units issued															499
Number of units issued, value															$ 499,000
Eight Third-Party Consultants [Member]
Number of common stock shares issued for service rendered																		38,395
Number of units issued for service value																		$ 284,277
Third-Party Consultants [Member] | Management Consulting Agreements [Member]
Number of common stock shares issued for service rendered										1,500									834
Number of units issued for service value										$ 17,100									$ 10,500
Consultant [Member] | Management Consulting Agreements [Member]
Number of common stock shares issued for service rendered											1,667
Number of units issued for service value											$ 45,000
Two Third-Party Consultants [Member]
Number of common stock shares issued for service rendered												2,250	3,750	625
Number of units issued for service value												$ 128,250	$ 479,250	$ 65,625
Employees [Member]
Number of shares issued to employees					575	750												21,167
Value of shares issued to employees					$ 2,517	$ 42,750												$ 153,996
Stock based compensation expense																		$ 220,691
MR Group I, LLC [Member] | 14% Secured Convertible Promissory Note [Member] | Exchange Agreement [Member]
Debt conversion amount									$ 196,503
Number of shares issued upon debt conversion									114,625
Officers [Member]
Number of units issued for services				423											423
Number of units issued for services, value															$ 423,000